Cover	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Unusual Machines, Inc.
Entity Central Index Key	0001956955
Entity Tax Identification Number	66-0927642
Entity Incorporation, State or Country Code	PR
Entity Address, Address Line One	4677 L B McLeod Rd
Entity Address, Address Line Two	Suite J
Entity Address, City or Town	Orlando
Entity Address, Postal Zip Code	FL 32811
City Area Code	(855)
Local Phone Number	921-4600
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false